INCOME TAXES (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended					36 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 U.S.	Dec. 31, 2013 China item	Dec. 31, 2013 China HUTS	Dec. 31, 2010 China HUTS
Reconciliation of effective income tax rate and the federal statutory rate
Federal tax (benefit) at statutory rate	$ (7,133)	$ (11,183)	$ 5,143
State tax (benefit)/expense, net of federal income tax benefit	(360)	187	645
Stock compensation expense	574	996	900
Effect of differences in foreign tax rates	(30,994)	422	1,334
Effect of tax rate changes on deferred taxes	2,407	7	(275)
Change in deferred tax valuation allowance	38,234	11,511	(3,877)
Tax credits	(552)	(358)	(430)
Other	175	810	(522)
Total	$ 2,351	$ 2,392	$ 2,918
INCOME TAXES
Statutory tax rate (as a percent)				35.00%	25.00%
Reduced tax rate for qualified high technology enterprises (as a percent)					15.00%	15.00%	15.00%
Number of subsidiaries approved for the reduced tax rate					1
Valid period for reduced income tax rate applicable to qualified high technology enterprise						3 years	3 years